Income tax benefit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income tax benefit
Income tax benefit	$ (36,800)	$ (11,114)
Pretax loss	(160,039)	(447,050)
Deferred tax impact	$ 44,100	$ 13,200